NET LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would be antidilutive:

	Nine Months Ended September 30, (unaudited)		Twelve Months Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 (inception) through December 31,
	2012	2011	2011	2010	2011
Convertible debt	—	—	—	3,646,370	—
Warrants	23,767,459	7,327,322	17,403,989	—	17,403,989
Stock options	4,675,754	3,632,638	4,827,638	769,189	4,827,638